Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended
	Dec. 29, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2014	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000092087
Account Value [Line Items]
Line Graph and Table Measure Name				RiverPark Large Growth Fund, Retail Class Shares
Account Value			$ 27,242	$ 10,000										$ 19,559	$ 15,128	$ 29,920	$ 22,542	$ 16,058	$ 15,757	$ 12,880	$ 10,459	$ 9,477
C000092088
Account Value [Line Items]
Line Graph and Table Measure Name				RiverPark Large Growth Fund, Institutional Class Shares
Account Value			139,798	$ 50,000										100,128	77,237	152,341	114,423	81,277	79,541	64,834	52,511	47,486
C000092090
Account Value [Line Items]
Line Graph and Table Measure Name				Wedgewood Fund, Retail Class Shares
Account Value			31,106	$ 10,000										22,838	18,824	24,295	18,041	14,124	13,801	11,278	10,014	9,617
C000092091
Account Value [Line Items]
Line Graph and Table Measure Name				Wedgewood Fund, Institutional Class Shares
Account Value			158,784	$ 50,000										116,359	95,591	123,107	91,237	71,202	69,380	56,548	50,108	48,238
C000092096
Account Value [Line Items]
Line Graph and Table Measure Name				RiverPark Short Term High Yield Fund, Retail Class Shares
Account Value			13,130	$ 10,000										12,391	11,740	11,560	11,339	11,225	10,945	10,674	10,432	10,147
C000092097
Account Value [Line Items]
Line Graph and Table Measure Name				RiverPark Short Term High Yield Fund, Institutional Class Shares
Account Value			$ 67,388	$ 50,000										63,391	59,927	58,855	57,592	56,875	55,319	53,817	52,415	50,862
C000111378
Account Value [Line Items]
Line Graph and Table Measure Name				RiverPark Long/Short Opportunity Fund, Retail Class Shares
C000111377
Account Value [Line Items]
Line Graph and Table Measure Name				RiverPark Long/Short Opportunity Fund, Institutional Class Shares
C000205367
Account Value [Line Items]
Line Graph and Table Measure Name			RiverPark Floating Rate CMBS Fund, Retail Class Shares
C000205366
Account Value [Line Items]
Line Graph and Table Measure Name			RiverPark Floating Rate CMBS Fund, Institutional Class Shares
C000242920
Account Value [Line Items]
Line Graph and Table Measure Name		Riverpark/Next Century Growth Fund, Retail Class Shares
Account Value		$ 10,000	$ 10,260											9,030
C000242919
Account Value [Line Items]
Line Graph and Table Measure Name		Riverpark/Next Century Growth Fund, Institutional Class Shares
Account Value		$ 50,000	51,550											45,250
C000247130
Account Value [Line Items]
Line Graph and Table Measure Name	Riverpark/Next Century Large Growth Fund, Retail Class Shares
C000247129
Account Value [Line Items]
Line Graph and Table Measure Name	Riverpark/Next Century Large Growth Fund, Institutional Class Shares
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value			35,098	$ 10,000										25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value			175,490	$ 50,000										128,704	105,827	125,198	96,302	83,633	80,220	68,035	57,361	49,693
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value			35,098	$ 10,000										25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value			175,490	$ 50,000										128,704	105,827	125,198	96,302	83,633	80,220	68,035	57,361	49,693
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index (USD)
Account Value			12,004	$ 10,000										10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index (USD)
Account Value			60,022	$ 50,000										53,798	53,454	62,592	63,158	59,034	53,523	54,182	54,143	51,470
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value			35,098	$ 10,000										25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value			$ 175,490	$ 50,000										128,704	105,827	125,198	96,302	83,633	80,220	68,035	57,361	49,693
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index (USD)
Account Value			$ 12,004	10,000										10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index (USD)
Account Value			$ 60,022	$ 50,000										53,798	53,454	62,592	63,158	59,034	53,523	54,182	54,143	51,470
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value		$ 10,000	13,189											9,673
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value		$ 50,000	65,944											48,363
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value	$ 10,000		12,208		$ 11,953	$ 11,670	$ 11,529	$ 11,130	$ 10,604	$ 11,056	$ 10,711	$ 10,168	$ 10,000
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value	$ 50,000		61,039		59,763	58,348	57,646	55,649	53,020	55,278	53,555	50,840	50,000
Russell 1000 Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Growth Index (USD) (TR)
Account Value			46,145	$ 10,000										32,453	25,409	32,824	25,782	18,746	18,076	14,312	11,737	10,317
Russell 1000 Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Growth Index (USD) (TR)
Account Value			230,727	$ 50,000										162,267	127,047	164,122	128,908	93,729	90,379	71,561	58,685	51,587
Russell 1000 Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Growth Index (USD) (TR)
Account Value			46,145	$ 10,000										32,453	25,409	32,824	25,782	18,746	18,076	14,312	11,737	10,317
Russell 1000 Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Growth Index (USD) (TR)
Account Value			230,727	$ 50,000										162,267	127,047	164,122	128,908	93,729	90,379	71,561	58,685	51,587
ICE BofA 1-3 Year US Corporate Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA 1-3 Year US Corporate Index (USD)
Account Value			12,532	$ 10,000										11,564	11,127	11,823	11,673	11,191	10,622	10,539	10,362	10,112
ICE BofA 0-3 Year U.S. High Yield Excluding Financial Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA 0-3 Year U.S. High Yield Excluding Financial Index
Account Value			16,755	$ 10,000										14,984	13,669	14,290	12,891	12,921	12,493	11,910	11,027	9,948
ICE BofA 1-Year US Treasury Note Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA 1-Year US Treasury Note Index (USD)
Account Value			11,665	$ 10,000										11,018	10,627	10,838	10,821	10,571	10,250	10,140	10,079	10,025
ICE BofA 1-3 Year US Corporate Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA 1-3 Year US Corporate Index (USD)
Account Value			62,658	$ 50,000										57,819	55,633	59,113	58,365	55,954	53,112	52,697	51,811	50,558
ICE BofA 0-3 Year U.S. High Yield Excluding Financial Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA 0-3 Year U.S. High Yield Excluding Financial Index
Account Value			83,776	$ 50,000										74,922	68,343	71,448	64,457	64,603	62,465	59,549	55,137	49,742
ICE BofA 1-Year US Treasury Note Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA 1-Year US Treasury Note Index (USD)
Account Value			58,326	$ 50,000										55,091	53,137	54,192	54,103	52,853	51,248	50,700	50,397	50,126
Morningstar Long/Short Equity Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Long/Short Equity Category
Account Value			15,591	$ 10,000										13,209	12,121	13,281	11,454	11,254	11,437	10,824	9,960	9,759
Morningstar Long/Short Equity Category
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Long/Short Equity Category
Account Value			$ 77,955	$ 50,000										66,047	60,603	66,404	57,268	56,269	57,183	54,120	49,800	48,797
Bloomberg Investment Grade CMBS (TR) USD
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Investment Grade CMBS (TR) USD
Account Value			$ 12,782	10,000										11,408	11,294	12,886	12,759	12,042	10,907	10,933	10,921	10,382
Bloomberg Investment Grade CMBS (TR) USD
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Investment Grade CMBS (TR) USD
Account Value			$ 63,909	$ 50,000										57,038	$ 56,469	$ 64,429	$ 63,794	$ 60,210	$ 54,536	$ 54,667	$ 54,606	$ 51,908
Russell 2000 Growth Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index (USD)
Account Value		$ 10,000	11,832											9,268
MS Small Growth
Account Value [Line Items]
Line Graph and Table Measure Name		MS Small Growth
Account Value		$ 10,000	11,718											9,347
Russell 2000 Growth Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index (USD)
Account Value		$ 50,000	59,158											46,341
MS Small Growth
Account Value [Line Items]
Line Graph and Table Measure Name		MS Small Growth
Account Value		$ 50,000	58,591											$ 46,735
Russell 1000 Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index (USD) (TR)
Account Value	$ 10,000		12,455		12,112	11,865	12,070	11,308	10,669	11,141	10,949	10,249	10,000
MS Large Growth
Account Value [Line Items]
Line Graph and Table Measure Name	MS Large Growth
Account Value	$ 10,000		12,177		11,894	11,624	11,743	11,173	10,649	11,193	10,962	10,254	10,000
Russell 1000 Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index (USD) (TR)
Account Value	$ 50,000		62,275		60,559	59,324	60,350	56,538	53,344	55,707	54,744	51,247	50,000
MS Large Growth
Account Value [Line Items]
Line Graph and Table Measure Name	MS Large Growth
Account Value	$ 50,000		$ 60,886		$ 59,471	$ 58,119	$ 58,717	$ 55,867	$ 53,244	$ 55,964	$ 54,809	$ 51,270	$ 50,000